Organization and Business Background (Details Narrative)	6 Months Ended
Mar. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 475,761
Net cash used in operating activities	$ 108,831